Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

March 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust
1933 Act Registration No. 333 - 102228
1940 Act Registration No. 811 - 21265
CIK No. 0001209466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 256 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 256 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission March 17, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 868-7179.

Very truly yours,

/s/ Anna Paglia

Anna Paglia
Head of Legal
Invesco PowerShares Capital Management LLC